Employment and Compensation Arrangements - Assumptions (Details)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Weighted-average expected dividend yield			0.00%	0.00%
Expected volatility - Minimum			21.00%	24.84%
Expected volatility - Maximum			23.05%	27.90%
Weighted-average expected volatility	19.87%	19.87%	21.86%	27.50%
Weighted-average risk-free interest rate	2.43%	2.43%	3.02%	2.53%
Expected life (in years)			8 years 6 months	9 years
Employee Stock Option
Employment and Compensation Arrangements
Vesting period	5 years	5 years	5 years
Maximum
Employment and Compensation Arrangements
Contractual term	10 years	10 years	10 years
Expected life (in years)	9 years	9 years
Minimum
Employment and Compensation Arrangements
Contractual term	1 year	1 year	1 year
Expected life (in years)	5 years	5 years